Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) item
Revenue recognition
Number of business models | item	2				2
Number of services provided | item	3				3
Upfront fees collected		¥ 0	¥ 0	¥ 520,952,503
Loans held for sale	$ 41,591,688		632,716,508		¥ 289,553,016
Total net revenue	443,570,627	3,088,049,995	3,540,600,044	1,786,935,193
Contract assets recognized					0
Contract assets			0		0
Remaining unsatisfied performance obligations	15,247,189		103,023,734	32,704,036	¥ 106,147,877
Revenue recognized for obligations satisfied	$ 320,292	2,240,572	¥ 3,390,633	0
Percentage of loans that have signed credit insurance agreement with ZhongAn	77.00%		90.00%		77.00%
Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	$ 285,271,530	1,986,003,343	¥ 2,957,571,967	1,231,054,733
Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	34,311,105	238,867,054	228,272,373	302,614,463
Post-origination service
Revenue recognition
Total net revenue	47,501,395	330,695,212	131,243,431	50,326,664
Financing income
Revenue recognition
Total net revenue	58,663,104	408,400,792	76,103,961	130,740,149
Other revenue
Revenue recognition
Total net revenue	17,823,493	124,083,594	147,408,312	72,199,184
Xiaoying Credit Loan
Revenue recognition
Total net revenue	407,985,625	2,840,314,312	3,420,194,541	1,533,068,345
Xiaoying Credit Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	263,554,534	1,834,813,952	2,897,702,061	1,148,688,253
Xiaoying Credit Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	32,127,977	223,668,549	216,754,528	260,278,922
Xiaoying Credit Loan | Post-origination service
Revenue recognition
Total net revenue	45,213,587	314,767,947	128,865,000	46,670,424
Xiaoying Credit Loan | Financing income
Revenue recognition
Total net revenue	56,887,554	396,039,771	67,731,784	58,258,088
Xiaoying Credit Loan | Other revenue
Revenue recognition
Total net revenue	10,201,973	71,024,093	109,141,168	19,172,658
Xiaoying Revolving Loan
Revenue recognition
Total net revenue	15,288,583	106,436,055
Xiaoying Revolving Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	9,145,240	63,667,334
Xiaoying Revolving Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	1,892,460	13,174,930
Xiaoying Revolving Loan | Post-origination service
Revenue recognition
Total net revenue	1,172,594	8,163,362
Xiaoying Revolving Loan | Financing income
Revenue recognition
Total net revenue	1,775,550	12,361,021
Xiaoying Revolving Loan | Other revenue
Revenue recognition
Total net revenue	1,302,739	9,069,408
Xiaoying Housing Loan
Revenue recognition
Total net revenue	152,812	1,063,849	24,972,178	104,985,946
Xiaoying Housing Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	83,110	578,598	5,780,118
Xiaoying Housing Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	12,673	88,225	1,247,846	16,573,570
Xiaoying Housing Loan | Post-origination service
Revenue recognition
Total net revenue	19,015	132,382	463,129	278,234
Xiaoying Housing Loan | Financing income
Revenue recognition
Total net revenue			8,290,828	66,723,545
Xiaoying Housing Loan | Other revenue
Revenue recognition
Total net revenue	38,014	264,644	9,190,257	21,410,597
Internet Channel
Revenue recognition
Total net revenue	14,061,860	97,895,859	73,171,394	68,642,119
Internet Channel | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	12,458,537	86,733,843	53,874,025	56,931,619
Internet Channel | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	244,625	1,703,032	8,760,054	2,748,428
Internet Channel | Post-origination service
Revenue recognition
Total net revenue	1,087,184	7,568,757	1,182,786	1,644,517
Internet Channel | Financing income
Revenue recognition
Total net revenue			41,253	2,576,028
Internet Channel | Other revenue
Revenue recognition
Total net revenue	271,514	1,890,227	9,313,276	4,741,527
Other loan products
Revenue recognition
Total net revenue	73,988	515,101	3,577,616	56,642,736
Other loan products | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	30,109	209,616	215,763	25,434,861
Other loan products | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	33,370	232,318	1,509,945	23,013,543
Other loan products | Post-origination service
Revenue recognition
Total net revenue	9,015	62,764	732,516	1,733,489
Other loan products | Financing income
Revenue recognition
Total net revenue			40,096	3,182,488
Other loan products | Other revenue
Revenue recognition
Total net revenue	1,494	10,403	1,079,296	3,278,355
Other services
Revenue recognition
Total net revenue	6,007,759	41,824,819	18,684,315	23,596,047
Other services | Other revenue
Revenue recognition
Total net revenue	$ 6,007,759	¥ 41,824,819	¥ 18,684,315	¥ 23,596,047